PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
5	PROPERTY AND EQUIPMENT, NET

Property and equipment consists of the following:

	December 31,
	2013	2014
	US$	US$
Furniture	760,434	934,033
Office equipment	19,249,724	23,583,820
Leasehold improvements	4,300,909	5,525,229
Total property and equipment	24,311,067	30,043,082
Less: accumulated depreciation	(11,505,500)	(16,669,132)
Property and equipment, net	12,805,567	13,373,950

Depreciation expense for property and equipment was allocated to the following:

	Year Ended December 31,
	2012	2013	2014
	US$	US$	US$
Cost of revenues	2,033,006	4,001,726	6,200,645
Selling and marketing expenses	128,527	278,094	366,819
General and administrative expenses	196,233	347,904	431,246
Research and development expenses	68,422	26,190	79,398
Total	2,426,188	4,653,914	7,078,108